UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Amendment [ ]; Amendment Number:
  This Amendment:    [ ] is a restatement.
                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

RS Growth Group LLC
388 Market Street, Ste. 1700
San Francisco, CA  94111

13F File Number: 028-05155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Terry R. Otton
Chief Operating Officer
(415) 591-2700
Signature, Place, and Date of Signing:

/s/Terry R. Otton	    San Francisco, CA	   November 15, 2004

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	174

Form 13F Information Table Value Total:	81,068

List of Other Included Managers:	None


ISSUER                 TYPE           CUSIP     VALUE      SHS   INVEST  VOTG
                                 	           (X1000)           DISCRET AUTH
24/7 Real Media, Inc.   Com         901314203     183     47,860   sole  sole
Aaron Rents, Inc.       Com         002535201     604     27,750   sole  sole
Able Laboratories, Inc  Com         00371n407     775     40,450   sole  sole
Accredited Home Lender  Com         00437P107     664     17,250   sole  sole
Act Teleconferencing,   Com         000955104      48     38,050   sole  sole
Advanced Micro Devices  Com         007903107     402     30,960   sole  sole
Advanced Neuromodulati  Com         00757t101     124      4,100   sole  sole
Alamosa Holdings, Inc.  Com         011589108      53      7,000   sole  sole
Alexion Pharmaceutical  Com         015351109   1,125     62,500   sole  sole
Altiris, Inc.           Com         02148M100   2,000     63,200   sole  sole
Alvarion Ltd.           SHS         m0861t100     402     31,050   sole  sole
American Healthways, I  Com         02649v104     990     34,000   sole  sole
American Medical Syste  Com         02744m108     167      4,600   sole  sole
American Tower Corp.,   Cl A        029912201     137      8,950   sole  sole
Angiotech Pharmaceutic  Com         034918102   1,287     63,500   sole  sole
Apple Computer, Inc.    Com         037833100     233      6,000   sole  sole
Applied Materials, Inc  Com         038222105     185     11,200   sole  sole
Ask Jeeves, Inc.        Com         045174109     888     27,160   sole  sole
AtheroGenics, Inc.      Com         047439104     445     13,500   sole  sole
Audible, Inc.           Com         05069a302      47      2,600   sole  sole
AudioCodes Ltd.         ORD         M15342104     617     49,040   sole  sole
August Technology Corp  Com         05106u105     381     55,500   sole  sole
Autobytel, Inc.         Com         05275n106     483     53,800   sole  sole
Baker Hughes, Inc.      Com         057224107     393      8,990   sole  sole
Bebe Stores, Inc.       Com         075571109   1,078     51,050   sole  sole
BJ Service Co.          Com         055482103     985     18,800   sole  sole
Blue Coat Systems, Inc  Com         09534t508     177     12,280   sole  sole
Blue Nile, Inc.         Com         09578r103     364     10,800   sole  sole
Boston Private Financi  Com         101119105   1,138     45,600   sole  sole
Brigham Exploration Co  Com         109178103      64      6,840   sole  sole
Cal Dive International  Com         127914109     233      6,555   sole  sole
Career Education Corp.  Com         141665109     534     18,800   sole  sole
Central European Distr  Com         153435102     133      5,950   sole  sole
Central European Media  Cl A        g20045202      50      1,770   sole  sole
CheckFree Corp.         Com         162813109     797     28,800   sole  sole
CNET Networks, Inc.     Com         12613R104   1,132    123,700   sole  sole
Cogent, Inc.            Com         19239y108     188     10,300   sole  sole
Cognizant Technology S  Com         192446102     607     19,900   sole  sole
Coldwater Creek, Inc.   Com         193068103     171      8,200   sole  sole
Commercial Metals Co.   Com         201723103      52      1,300   sole  sole
Companhia Vale Do Rio   SP ADR      204412209     296     13,180   sole  sole
Comstock Resources, In  Com         205768203     166      7,920   sole  sole
Cost Plus, Inc.         Com         221485105     527     14,900   sole  sole
CoStar Group, Inc.      Com         22160n109     920     18,700   sole  sole
Costco Wholesale Corpo  Com         22160k105     187      4,500   sole  sole
Credence Systems Corp.  Com         225302108     700     97,260   sole  sole
Deckers Outdoor Corp.   Com         243537107   1,307     38,430   sole  sole
Dendrite International  Com         248239105     811     50,300   sole  sole
Dick's Sporting Goods,  Com         253393102     287      8,050   sole  sole
Digitas, Inc.           Com         25388k104      53      6,900   sole  sole
Ditech Communications   Com         25500M103   1,460     65,202   sole  sole
Draxis Health Inc.      Com         26150j101      43      9,000   sole  sole
East West Bancorp, Inc  Com         27579R104     202      6,020   sole  sole
eBay, Inc.              Com         278642103     115      1,250   sole  sole
eCOST.com, Inc.         Com         27922w107     133     17,700   sole  sole
Engineered Support Sys  Com         292866100      91      2,000   sole  sole
ENSCO International, I  Com         26874Q100     382     11,700   sole  sole
Epicor Software Corp.   Com         29426L108     366     30,400   sole  sole
EPIX Pharmaceuticals,   Com         26881q101     467     24,200   sole  sole
eResearch Technology,   Com         29481V108      74      5,525   sole  sole
Florida Rock Industrie  Com         341140101     263      5,360   sole  sole
FormFactor, Inc.        Com         346375108     116      6,000   sole  sole
Four Seasons Hotels, I  Com         35100e104     109      1,700   sole  sole
Freeport McMoRan Coppe  Com         35671d857     334      8,250   sole  sole
Friedman, Billings, Ra  Cl A        358434108     326     17,050   sole  sole
Gemstar-TV Guide Inter  Com         36866W106     181     32,000   sole  sole
Genzyme Corp.           Com         372917104     152      2,800   sole  sole
Google, Inc. Class A    Cl A        38259p508     959      7,400   sole  sole
Guess?, Inc.            Com         401617105     663     37,200   sole  sole
Headwaters, Inc.        Com         42210p102      87      2,810   sole  sole
HealthExtras, Inc.      Com         422211102      82      5,900   sole  sole
HEALTHSOUTH Corp.       Com         421924101      77     15,085   sole  sole
Heidrick & Struggles I  Com         422819102      66      2,300   sole  sole
Hot Topic, Inc.         Com         441339108     373     21,900   sole  sole
Hughes Supply, Inc.     Com         444482103     226      7,500   sole  sole
INAMED Corp.            Com         453235103      14        300   sole  sole
InfoSpace, Inc.         Com         45678t201   3,769     79,530   sole  sole
International Aluminum  Com         458884103     101      3,500   sole  sole
International Steel Gr  Com         460377104     276      8,200   sole  sole
Intuitive Surgical, In  Com         46120e602     552     22,300   sole  sole
Ixia                    Com         45071r109     154     15,800   sole  sole
j2 Global Communicatio  Com         46626E205   1,227     38,830   sole  sole
JAMDAT Mobile, Inc.     Com         47023t100     511     22,150   sole  sole
Jos. A. Bank Clothiers  Com         480838101     144      5,212   sole  sole
Juniper Networks, Inc.  Com         48203r104     244     10,350   sole  sole
Jupitermedia Corp.      Com         48207D101     694     39,000   sole  sole
K2, Inc.                Com         482732104     561     39,200   sole  sole
Kenneth Cole Productio  Cl A        193294105     743     26,400   sole  sole
Macromedia, Inc.        Com         556100105     456     22,700   sole  sole
Magellan Health Servic  Com         559079207      95      2,590   sole  sole
Magma Design Automatio  Com         559181102     885     58,700   sole  sole
Marvell Technology Gro  ORD         g5876h105     298     11,420   sole  sole
Merge Technologies, In  Com         589981109     830     48,100   sole  sole
MicroStrategy, Inc., C  Cl A        594972408     312      7,600   sole  sole
Mine Safety Appliances  Com         602720104      70      1,720   sole  sole
Motorola, Inc.          Com         620076109     216     12,000   sole  sole
MPS Group, Inc.         Com         553409103     488     58,000   sole  sole
M-Systems Flash Disk P  ORD         M7061C100   1,247     75,500   sole  sole
Multimedia Games, Inc.  Com         625453105     786     50,700   sole  sole
Nabi Biopharmaceutical  Com         629519109     616     46,050   sole  sole
National-Oilwell, Inc.  Com         637071101     269      8,180   sole  sole
Navarre Corporation     Com         639208107     103      7,110   sole  sole
Navigant Consulting, I  Com         63935n107   1,223     55,700   sole  sole
New Century Financial   Com         64352d101      72      1,200   sole  sole
Newfield Exploration C  Com         651290108     233      3,800   sole  sole
Nuvelo, Inc.            Com         67072M301     398     40,300   sole  sole
O2Micro International   ORD         g6797e106     505     47,000   sole  sole
Odyssey Healthcare, In  Com         67611v101     154      8,700   sole  sole
Omnicell, Inc.          Com         68213n109     258     19,500   sole  sole
OmniVision Technologie  Com         682128103     409     28,900   sole  sole
Onyx Pharmaceuticals,   Com         683399109     338      7,870   sole  sole
Open Solutions, Inc.    Com         68371p102     652     26,100   sole  sole
Openwave Systems, Inc.  Com         683718308     359     40,700   sole  sole
Oxford Industries, Inc  Com         691497309     782     21,000   sole  sole
P.F. Chang's China Bis  Com         69333y108     276      5,700   sole  sole
PACCAR, Inc.            Com         693718108     325      4,700   sole  sole
Pacific Sunwear of Cal  Com         694873100     414     19,690   sole  sole
palmOne, Inc.           Com         69713P107     207      6,800   sole  sole
PalmSource, Inc.        Com         697154102     306     14,740   sole  sole
Patterson-UTI Energy,   Com         703481101     267     14,000   sole  sole
PC Mall, Inc.           Com         69323k100     229     14,950   sole  sole
PETsMART, Inc.          Com         716768106     128      4,500   sole  sole
Photon Dynamics, Inc.   Com         719364101     591     29,100   sole  sole
Plantronics, Inc.       Com         727493108     285      6,600   sole  sole
Polo Ralph Lauren Corp  Com         731572103     264      7,250   sole  sole
Power Integrations, In  Com         739276103     313     15,300   sole  sole
Presstek, Inc.          Com         741113104      94      9,750   sole  sole
Priceline.com, Inc.     Com         741503403   1,058     47,700   sole  sole
Provide Commerce, Inc.  Com         74373W103      98      4,700   sole  sole
Pulte Homes, Inc.       Com         745867101     268      4,360   sole  sole
QLT, Inc.               Com         746927102   1,021     61,310   sole  sole
QUALCOMM, Inc.          Com         747525103     718     18,400   sole  sole
Quest Software, Inc.    Com         74834T103     347     31,200   sole  sole
Radyne Comstream Inc.   W           750611147      55    113,815   sole  sole
Regeneration Technolog  Com         75886n100     287     35,800   sole  sole
Research In Motion Ltd  Com         760975102   1,210     15,850   sole  sole
Resources Connection,   Com         76122q105     153      4,050   sole  sole
Rigel Pharmaceuticals,  Com         766559603     161      6,350   sole  sole
Salix Pharmaceuticals   Com         795435106     498     23,150   sole  sole
SanDisk Corp.           Com         80004c101   1,473     50,575   sole  sole
Scientific Games Corp.  Cl A        80874P109   1,306     68,360   sole  sole
Secure Computing Corp.  Com         813705100      36      4,760   sole  sole
Shanda Interactive Ent  SP ADR      81941q203     846     35,250   sole  sole
Sigmatel, Inc.          Com         82661w107     907     42,750   sole  sole
Signature Bank          Com         82669G104      96      3,600   sole  sole
Simpson Manufacturing   Com         829073105     158      2,500   sole  sole
Skyworks Solutions, In  Com         83088m102      43      4,560   sole  sole
Sonic Solutions         Com         835460106     271     16,600   sole  sole
Sovereign Bancorp, Inc  Com         845905108     164      7,500   sole  sole
Staples, Inc.           Com         855030102     173      5,800   sole  sole
Station Casinos, Inc.   Com         857689103     588     12,000   sole  sole
SupportSoft, Inc.       Com         868587106      56      5,700   sole  sole
Tellabs, Inc.           Com         879664100     268     29,210   sole  sole
Tessera Technologies,   Com         88164L100     880     39,800   sole  sole
The Medicines Co.       Com         584688105     225      9,300   sole  sole
The Williams Cos., Inc  Com         969457100     310     25,600   sole  sole
Tractor Supply Co.      Com         892356106      79      2,500   sole  sole
Ultratech, Inc.         Com         904034105     147      9,400   sole  sole
Unit Corp.              Com         909218109     996     28,400   sole  sole
United Surgical Partne  Com         913016309     639     18,600   sole  sole
Universal Technical In  Com         913915104     323     10,700   sole  sole
Urban Outfitters, Inc.  Com         917047102   1,280     37,200   sole  sole
Valeant Pharmaceutical  Com         91911X104     370     15,320   sole  sole
ValueClick, Inc.        Com         92046n102   1,354    143,400   sole  sole
VeriSign, Inc.          Com         92343e102     278     13,970   sole  sole
Viewpoint Corp.         Com         92672p108      65     28,430   sole  sole
Virage Logic Corp.      Com         92763r104     832     67,500   sole  sole
WebEx Communications,   Com         94767l109   1,080     49,500   sole  sole
Williams-Sonoma, Inc.   Com         969904101     214      5,700   sole  sole
Wind River Systems, In  Com         973149107     573     47,000   sole  sole
Xenogen Corp.           Com         98410R108      35      5,500   sole  sole
XM Satellite Radio Hol  Cl A        983759101     481     15,500   sole  sole
XTO Energy, Inc.        Com         98385x106     195      6,000   sole  sole
Yahoo! Inc.             Com         984332106     773     22,800   sole  sole